Average Annual Total Returns - Global Bond Index Portfolio	Global Bond Index Portfolio 1 Year	Global Bond Index Portfolio Since Inception	Global Bond Index Portfolio Inception Date	Global Bond Composite Index in USD (reflects no deduction for fees or expenses) 1 Year	Global Bond Composite Index in USD (reflects no deduction for fees or expenses) Since Inception	Global Bond Composite Index in USD (reflects no deduction for fees or expenses) Inception Date	Bloomberg Barclays Global Aggregate Float Adjusted Index Hedged in USD (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays Global Aggregate Float Adjusted Index Hedged in USD (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays Global Aggregate Float Adjusted Index Hedged in USD (reflects no deduction for fees or expenses) Inception Date
Total	6.67%	4.68%	Sep. 07, 2017	6.85%	4.83%	Sep. 07, 2017	6.01%	4.88%	Sep. 07, 2017